Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of calculation of diluted shares outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of calculation of diluted shares outstanding [Abstract]
Unvested restricted shares	3,123,931	10,652,680
Common shares issuable upon conversion of preferred stock		21,982,491
Total	3,123,931	32,635,171